Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt	LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31,	December 31,
	2023	2022
Funding program loans from European Investment Bank ("EIB"):
4.72% due 2028, floating interest rate at Euribor +0.589%	141	163
4.52% due 2029, floating interest rate at Euribor +0.564%	162	183
4.47% due 2031, floating interest rate at Euribor +0.473%	296	322
4.54% due 2031, floating interest rate at Euribor +0.550%	146	159
4.52% due 2033, floating interest rate at Euribor +0.558%	332	—
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
4.64% due 2027, floating interest rate at Euribor +0.690%	97	120
4.49% due 2028, floating interest rate at Euribor +0.550%	92	107
4.79% due 2029, floating interest rate at Euribor +0.850%	95	107
Dual tranche senior unsecured convertible bonds
zero-coupon, due 2025 (Tranche A)	748	748
zero-coupon, due 2027 (Tranche B)	748	747
Finance leases:
3.86% due 2027, fixed interest rate	38	38
3.78% due 2042, fixed interest rate	25	19
1.75% due 2042, fixed interest rate	2	—
Other funding program loans:
0.29% (weighted average), due 2024-2028, fixed interest rate	5	4
Total long-term debt	2,927	2,717
Less current portion	(217)	(175)
Total long-term debt, less current portion	2,710	2,542

Long-term debt is denominated in the following currencies:

	December 31, 2023	December 31, 2022
U.S. dollar	1,496	1,495
Euro	1,431	1,222
Total	2,927	2,717
On August 4, 2020, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2025 and 2027, respectively. Tranche A bonds were issued at 105.8% as zero-coupon bonds while Tranche B bonds were issued at 104.5% as zero-coupon bonds. The conversion price at issuance was $43.62 for Tranche A equivalent to a 47.5% conversion premium and $45.10 for Tranche B, equivalent to a 52.5% conversion premium. These conversion features correspond to an equivalent of 4,585 shares per each Tranche A bond $200,000 par value and an equivalent of 4,435 shares per each Tranche B bond $200,000 par value. The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement. The net proceeds from the bond offering were $1,567 million, after deducting issuance costs paid by the Company.
As per contractual terms, the bondholders have full conversion rights on Tranche A bonds, starting August 2023. In terms of Tranche B, up until August 2024, the bonds can be converted by the bondholders with a contingent feature of 130% of the conversion price, measured at quarter-end for the following quarter. After that date, the bondholders will have full conversion rights.
As per contractual terms, starting August 2023, Tranche A bonds are callable by the Company with a 130% contingent feature, with the exercise of its call rights being preceded by the release, by the Company, of an Optional Redemption Notice. The same feature applies for Tranche B bonds but only after August 2024.
As of December 31, 2023, the Company stock price exceeded the conversion price of the senior unsecured convertible bonds. However, the 130% stock price contingent feature was not met. Consequently, Tranche A bonds are not callable by the Company and bondholders cannot exercise their conversion rights on Tranche B bonds.
The convertible debt was reported as Long-term debt in the consolidated balance sheets as of December 31, 2023 and December 31, 2022, based on its original maturity, after having considered several factors, such as the uncertainty around the timing of the potential exercise of the conversion rights by bondholders and the call rights by the Company.
Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2023
2024	217
2025	962
2026	212
2027	947
2028	198
Thereafter	395
Total	2,931

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized issuance costs on the dual tranche senior unsecured convertible bonds.
Credit facilities
The Company’s long-term debt contained standard conditions but does not impose minimum financial ratios. The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $1,030 million as of December 31, 2023.
The EIB Loans are comprised of three long-term amortizing credit facilities as part of R&D funding programs. The first one, signed in August 2017, is a €500 million loan in relation to R&D and capital expenditures in the European Union for the years 2017 and 2018. The entire amount was fully drawn in Euros corresponding to $303 million outstanding as of December 31, 2023. The second one, signed in 2020, is a €500 million credit facility agreement with EIB to support R&D and capital expenditure programs in Italy and France. The amount was fully drawn in Euros representing $442 million outstanding as of December 31, 2023. In 2022, the Company signed a third long-term amortizing credit facility with EIB of €600 million, out of which, €300 million was withdrawn representing $332 million outstanding as of December 31, 2023. In January 2024, an amount of $300 million was withdrawn under this credit facility.
The CDP loans are comprised of two long-term credit facilities. The first, signed in 2021, is a €150 million loan, fully drawn in Euros, of which $97 million were outstanding as of December 31, 2023. The second one, signed in 2022, is a €200 million loan, fully drawn in Euros, of which $187 million was outstanding as of December 31, 2023.